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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):     [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Barrington Wilshire, LLC
Address: 2001 Wilshire Blvd., Suite 401
         Santa Monica, California 90403

Form 13F File Number: 28-14005

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Russell B. Faucett
Title:   Manager
Phone:   (310) 264-4844

Signature, Place, and Date of Signing:

 /s/ Russell B. Faucett     Santa Monica, California         April 18, 2012
--------------------------  --------------------------  -------------------------
      [Signature]                [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      8

Form 13F Information Table Value Total:   371,004
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                          FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6        COLUMN 7
--------                     -------------- --------- --------- ------------------ ---------- ---------------------
                                                                                                VOTING AUTHORITY
                                TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT ---------------------
NAME OF ISSUER                   CLASS        CUSIP   (X $1000)  PRN AMT  PRN CALL DISCRETION   SOLE    SHARED NONE
--------------               -------------- --------- --------- --------- --- ---- ---------- --------- ------ ----
Nokia Corp                   SPONSORED ADR  654902204   10,431  1,900,000 SH          Sole    1,900,000
SPDR S&P MidCap 400 ETF TR   UTSER1 S&PDCRP 78467Y107  142,761    790,000 SH          Sole      790,000
SPDR S&P 500 ETF TR          TR UNIT        78462F103   52,100    370,000 SH          Sole      370,000
Starwood PPTY TR Inc         COM            85571B105    7,357    350,000 SH          Sole      350,000
iShares TR                   RUSSELL 2000   464287655  148,064  1,788,000 SH          Sole    1,788,000
Annaly Cap Mgmt Inc          COM            035710409    6,518    412,000 SH          Sole      412,000
Armour Residential REIT Inc  COM            042315101    3,578    530,000 SH          Sole      530,000
USA Mobility Inc             COM            90341G103      195     14,000 SH          Sole       14,000